RESTRICTED NET ASSETS (Details)	12 Months Ended
Dec. 31, 2016 CNY (¥)
Required percentage of annual appropriations	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Total restricted net assets	¥ 3,011,907,627
Percentage of restricted net assets to consolidated net assets	75.50%